Pension and other post-retirement benefits (Defined benefit plans) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Actuarial loss (gain) arising from:
Administrative costs paid	$ 172,029	$ 127,566
Pension Plans [member]
Disclosure of fair value of plan [line items]
Current service cost	2,302	2,332
Interest income or cost	(1,710)	(1,406)
Return on assets excluding interest income	555	(172)
Pension Plans [member] | Plan Assets [Member]
Disclosure of fair value of plan [line items]
Fair value of plan assets, beginning of year	5,693	6,217
Interest income or cost	157	144
Return on assets excluding interest income	(555)	172
Employer contributions	0	67
Actuarial loss (gain) arising from:
Benefits paid	(890)	(903)
Administrative costs paid	(3)	(4)
Fair value of plan assets, end of year	4,402	5,693
Pension Plans [member] | Defined Benefit Obligations [Member]
Disclosure of fair value of plan [line items]
Defined benefit obligation, beginning of year	69,998	72,119
Current service cost	2,302	2,332
Interest income or cost	1,867	1,550
Actuarial loss (gain) arising from:
- financial assumptions	(20,913)	(1,996)
- experience adjustment	1,396	(903)
Benefits paid	(3,666)	(1,741)
Foreign exchange	234	(1,363)
Defined benefit obligation, end of year	51,218	69,998
Defined benefit liability	(46,816)	(64,305)
Other Benefit Plans [Member]
Disclosure of fair value of plan [line items]
Current service cost	915	956
Interest income or cost	(726)	(652)
Return on assets excluding interest income	0	0
Other Benefit Plans [Member] | Plan Assets [Member]
Disclosure of fair value of plan [line items]
Fair value of plan assets, beginning of year	0	0
Interest income or cost	0	0
Return on assets excluding interest income	0	0
Employer contributions	0	0
Actuarial loss (gain) arising from:
Benefits paid	0	0
Administrative costs paid	0	0
Fair value of plan assets, end of year	0	0
Other Benefit Plans [Member] | Defined Benefit Obligations [Member]
Disclosure of fair value of plan [line items]
Defined benefit obligation, beginning of year	24,697	25,827
Current service cost	915	956
Interest income or cost	726	652
Actuarial loss (gain) arising from:
- financial assumptions	(5,881)	(1,403)
- experience adjustment	161	(697)
Benefits paid	(1,254)	(638)
Foreign exchange	0	0
Defined benefit obligation, end of year	19,364	24,697
Defined benefit liability	$ (19,364)	$ (24,697)